Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of exchange rates	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
RMB:1USD	6.9091	6.3588
Profits/Loss [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
RMB:1USD	6.7285	6.4499